Shareholders' equity - Schedule of Transactions Affecting Issued and Outstanding Share Capital (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 30, 2025	Mar. 31, 2024	Apr. 02, 2023
Number
Number of shares outstanding, beginning balance (in shares)	96,532,514	104,188,988	105,194,508
Purchase of subordinate voting shares (in shares)	0	(7,855,007)	(1,103,102)
Purchase of subordinate voting shares held for cancellation (in shares)			(49,700)
Total share purchases (in shares)		(7,855,007)	(1,152,802)
Exercise of stock options (in shares)	115,296	64,058	60,248
Settlement of RSUs (in shares)	186,657	134,475	87,034
Total share issuances (in shares)	301,953	198,533	147,282
Number of shares outstanding, ending balance (in shares)	96,834,467	96,532,514	104,188,988
$
Shareholders’ equity, beginning balance	$ 423.5	$ 477.5	$ 427.9
Shareholders’ equity, ending balance	$ 556.6	$ 423.5	$ 477.5
Multiple voting shares
Number
Number of shares outstanding, beginning balance (in shares)	51,004,076	51,004,076	51,004,076
Purchase of subordinate voting shares (in shares)		0	0
Purchase of subordinate voting shares held for cancellation (in shares)			0
Total share purchases (in shares)		0	0
Exercise of stock options (in shares)	0	0	0
Settlement of RSUs (in shares)	0	0	0
Total share issuances (in shares)	0	0	0
Number of shares outstanding, ending balance (in shares)	51,004,076	51,004,076	51,004,076
Subordinate voting shares
Number
Number of shares outstanding, beginning balance (in shares)	45,528,438	53,184,912	54,190,432
Purchase of subordinate voting shares (in shares)		(7,855,007)	(1,103,102)
Purchase of subordinate voting shares held for cancellation (in shares)			(49,700)
Total share purchases (in shares)		(7,855,007)	(1,152,802)
Exercise of stock options (in shares)	115,296	64,058	60,248
Settlement of RSUs (in shares)	186,657	134,475	87,034
Total share issuances (in shares)	301,953	198,533	147,282
Number of shares outstanding, ending balance (in shares)	45,830,391	45,528,438	53,184,912
Share capital
$
Shareholders’ equity, beginning balance	$ 104.9	$ 118.7	$ 118.5
Purchase of subordinate voting shares		(17.8)	(2.4)
Purchase of subordinate voting shares held for cancellation			(0.1)
Total share purchases		(17.8)	(2.5)
Exercise of stock options (in $ per share)	0.6	0.2	0.0
Settlement of RSUs	4.1	3.8	2.7
Total share issuances	4.7	4.0	2.7
Shareholders’ equity, ending balance	109.6	104.9	118.7
Share capital | Multiple voting shares
$
Shareholders’ equity, beginning balance	1.4	1.4	1.4
Purchase of subordinate voting shares		0.0	0.0
Purchase of subordinate voting shares held for cancellation			0.0
Total share purchases		0.0	0.0
Exercise of stock options (in $ per share)	0.0	0.0	0.0
Settlement of RSUs	0.0	0.0	0.0
Total share issuances	0.0	0.0	0.0
Shareholders’ equity, ending balance	1.4	1.4	1.4
Share capital | Subordinate voting shares
$
Shareholders’ equity, beginning balance	103.5	117.3	117.1
Purchase of subordinate voting shares		(17.8)	(2.4)
Purchase of subordinate voting shares held for cancellation			(0.1)
Total share purchases		(17.8)	(2.5)
Exercise of stock options (in $ per share)	0.6	0.2	0.0
Settlement of RSUs	4.1	3.8	2.7
Total share issuances	4.7	4.0	2.7
Shareholders’ equity, ending balance	$ 108.2	$ 103.5	$ 117.3